Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 2,866	$ 137
Accounts Payable And Accrued Liabilities1 [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	1,449	1,599
Senior Secured Revolving Credit Facility [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	759	0
Contingent consideration [member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	2,120	0
Purchase Payable Non Interest Bearing [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	2,525	0
Cash1 [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	3,662	1,428
Accounts Receivable And Other Receivables [Member]
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 325	$ 34